Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 119,371	$ 839,359
Cost of revenues	(119,371)	(742,048)
Gross profit		97,311
Operating expenses:
Research and development	5,223,589	3,312,699
General and administrative	4,215,908	4,482,552
Total operating expenses	9,439,497	7,795,251
Loss from operations	(9,439,497)	(7,697,940)
Other income (expense):
Foreign currency transaction gain	1,591	1,483
Interest income (expense), net	213,975	(49,129)
Research and development incentives	(25,488)	23,784
CARES Act employee retention credit	312,753	120,771
Other income	43	43,223
Loss on extinguishment of debt		(393,791)
Change in fair value of convertible debt	260,933	43,066
Total other income (expense)	763,807	(210,593)
Net loss before income taxes	(8,675,690)	(7,908,533)
Income tax benefit	409,114	1,767,803
Net loss applicable to common stockholders	$ (8,266,576)	$ (6,140,730)
Basic net loss per share (in Dollars per share)	$ (4.98)	$ (12.66)
Diluted net loss per share (in Dollars per share)	$ (4.98)	$ (12.66)
Basic weighted average common shares outstanding (in Shares)	1,660,413	484,995
Diluted weighted average common shares outstanding (in Shares)	1,660,413	484,995
Grant revenue
Total revenues	$ 119,371	$ 839,359